Condensed Statements of Cash Flows (USD $)	6 Months Ended		44 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2011
Cash Flows Used In Operating Activities:
Net Loss	$ (18,108,759)	$ (30,351)	$ (18,572,200)
Adjustments to reconcile net loss to net cash used in operations
Common stock issued for services	0	0	500
Common stock issued for intellectual property	17,644,999	0	17,644,999
Beneficial conversion feature in stock conversion	50,000	0	50,000
In-kind contribution of services	289,600	2,600	305,900
In-kind contribution of interest	12,824	12,824	54,448
Depreciation expense	489	471	3,024
Changes in operating assets and liabilities:
Increase in accounts payable and accrued expenses	60,470	1,319	71,260
Net Cash Used In Operating Activities	(50,377)	(13,137)	(442,069)
Cash Flows From Investing Activities:
Purchase of Fixed Assets	0	0	(4,908)
Net Cash Used In Investing Activities	0	0	(4,908)
Cash Flows From Financing Activities:
Proceeds from loan payable	0	0	325,750
Proceeds from convertible note payable	50,000		50,000
Repayments of loan payable	0	0	(40,000)
Purchase of treasury stock	0	0	(93,000)
Proceeds from issuance of common stock	962	15,000	204,812
Net Cash Provided by Financing Activities	50,962	15,000	447,562
Net Increase in Cash	585	1,863	585
Cash at Beginning of Year/Period	0	79	0
Cash at End of Year/Period	585	1,942	585
Supplemental disclosure of cash flow information:
Cash paid for interest	0	0	0
Cash paid for taxes	0	0	127
Supplemental disclosure of non-cash investing and financing activities:
Stock issued in exchange for subscription receivable	$ 100,000	$ 0	$ 100,000